PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ (16,061)	$ 2,743	$ 15,341
Net cash generated from (used in) investing activities	70,855	23,864	72,501
Net cash generated from (used in) financing activities	(340,836)	(90,691)	1,284
Net increase (decrease) in cash, cash equivalents and restricted cash	(287,506)	(62,657)	93,692
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(1,464)	1,427	4,566
Cash, cash equivalents and restricted cash at beginning of year	397,865	460,522	366,830
Cash, cash equivalents and restricted cash at end of year	110,359	397,865	460,522
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	146,815	52,462	(50,903)
Net cash generated from (used in) investing activities	(176)	22,149	(30,665)
Net cash generated from (used in) financing activities	(162,929)	(99,804)	110,863
Net increase (decrease) in cash, cash equivalents and restricted cash	(16,294)	(25,193)	29,295
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(4)
Cash, cash equivalents and restricted cash at beginning of year	19,220	44,413	15,118
Cash, cash equivalents and restricted cash at end of year	$ 2,926	$ 19,220	$ 44,413